Goodwill and Intangible Assets - Schedule of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 63,801	$ 63,801
MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)		63,801	$ 63,801
Trademarks
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	61,881	61,881
Trademarks | MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)		61,881	61,881
Photographic related rights
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 1,920	1,920
Photographic related rights | MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)		$ 1,920	$ 1,920